Assets Classified as Held for Sale - Additional Information (Details) - BRL (R$) R$ in Millions	Sep. 13, 2023	Aug. 10, 2023
IfrsStatementLineItems [Line Items]
Public auction minimum price		R$ 48
Public auction winning price		R$ 100
Public auction premium percentage		108.60%
Cemiggt [Member]
IfrsStatementLineItems [Line Items]
Amount received for the sale	R$ 100